Product Warranties (Tables)	12 Months Ended
Dec. 31, 2011
Product Warranties
Schedule of product warranty activity

	December 31, 2010	December 31, 2011
Product warranty liability—beginning of period	$3,341	$4,501
Accruals for new warranties issued (warranty expense)	1,924	10,629
Accruals for preexisting warranties (warranty expense)	—	6,148
Payments made (in cash or in kind)	(764)	(3,751)
Product warranty liability—end of period	4,501	17,527
Less amounts classified as current	2,988	9,275
Long-term warranty liability	$1,513	$8,252